Stock-Based Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Weighted-Average Fair Value Assumptions

	2010	2009
Expected life (years)	5	5
Risk-free interest rate	2.3%	2.2%
Dividend yield	2.1%	3.6%
Expected volatility	41.1%	41.1%

Schedule Of Stock Option Activity

	Shares Under Option	Weighted- Average Option Price Per Share	Weighted- Average Fair Value Per Option*	Intrinsic Value
Outstanding, December 31, 2008	2,236,773	$55.19
Granted	216,100	$27.76	$7.51
Exercised	(35,890)	$12.63		$1
Canceled	(84,167)	$46.69

Outstanding, December 31, 2009	2,332,816	$53.61
Granted	644,800	$28.26	$9.00
Exercised	(7,000)	$26.05		$—
Canceled	(207,134)	$48.90

Outstanding, December 31, 2010	2,763,482	$48.12
Granted	—
Exercised**	(196,145)	$29.14		$3
Canceled	(158,115)	$53.93

Outstanding, December 31, 2011	2,409,222 ***	$49.28		$12

Exercisable, December 31
2009	1,702,042	$61.35
2010	1,831,871	$57.57
2011	1,965,179 ***	$54.05		$6

*	Represents the weighted-average fair value per option granted as of the date of grant.
**	Cash received by the Company upon exercise amounted to $6 million and the related tax benefit realized amounted to less than $1 million.
***The	weighted-average remaining contractual term of outstanding options and exercisable options was 6.1 and 5.7 years, respectively.

Schedule Of Stock Unit Activity

Stock Settled Awards	Awards	Weighted- Average Fair Value Per Unit*	Fair/ Intrinsic Value
Nonvested, December 31, 2008	528,104	$47.91
Granted	264,024	$26.99
Performance factor adjustment**	(23,736)
Vested	(34,329)	$69.95	$1
Canceled	(39,323)	$44.65

Nonvested, December 31, 2009	694,740	$38.34
Granted	448,540	$28.41
Performance factor adjustment**	(12,011)
Vested	(84,994)	$64.88	$3
Canceled	(50,745)	$34.19

Nonvested, December 31, 2010	995,530	$31.50
Granted	408,327	$41.68
Performance factor adjustment**	(198,942)
Vested	(50,050)	$43.06	$2
Canceled	(79,828)	$34.68

Nonvested, December 31, 2011	1,075,037	$34.24

*	Represents the weighted-average fair value per unit as of the date of grant.
**	Consists of adjustments to vested performance-based awards to reflect actual performance. The adjustments are required since the original grants of these awards were at 100 percent of the targeted amounts.

Cash Settled Awards	Awards	Weighted- Average Fair Value Per Unit*	Fair/ Intrinsic Value
Nonvested, December 31, 2008	272,150	$66.09
Performance factor adjustment**	(55,832)
Vested***	(68,238)	$68.43	$2
Canceled	(10,580)	$66.05

Nonvested, December 31, 2009	137,500	$63.98
Performance factor adjustment**	(18,941)
Vested***	(110,789)	$63.98	$5
Canceled	(7,770)	$63.98

Nonvested, December 31, 2010	—

*	Represents the weighted-average fair value per unit as of the date of grant.
**	Consists of adjustments to vested performance-based awards to reflect actual performance. The adjustments were required since the original grants of these awards were at 100 percent of the targeted amounts.
***Cash	payments for vested awards were made in the first quarter of the following year.